Annual Fund Operating Expenses	Jan. 28, 2026
Gabelli Media Mogul Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Gabelli Media Mogul Fund | Gabelli Media Mogul Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.90%
Expenses (as a percentage of Assets)	5.15%
Fee Waiver or Reimbursement	(4.00%)	[1]
Net Expenses (as a percentage of Assets)	1.15%
Gabelli Media Mogul Fund | Gabelli Media Mogul Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	3.90%
Expenses (as a percentage of Assets)	4.90%
Fee Waiver or Reimbursement	(4.00%)	[1]
Net Expenses (as a percentage of Assets)	0.90%
Gabelli Pet Parents'(TM) Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Gabelli Pet Parents'(TM) Fund | Gabelli Pet Parents'(TM) Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	4.27%
Expenses (as a percentage of Assets)	5.52%
Fee Waiver or Reimbursement	(4.37%)	[2]
Net Expenses (as a percentage of Assets)	1.15%
Gabelli Pet Parents'(TM) Fund | Gabelli Pet Parents'(TM) Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.27%
Expenses (as a percentage of Assets)	5.27%
Fee Waiver or Reimbursement	(4.37%)	[2]
Net Expenses (as a percentage of Assets)	0.90%
Gabelli Food of All Nations Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Gabelli Food of All Nations Fund | Gabelli Food of All Nations Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	1.40%	[3]
Expenses (as a percentage of Assets)	2.40%
Fee Waiver or Reimbursement	(1.50%)	[4]
Net Expenses (as a percentage of Assets)	0.90%
Gabelli RBI Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2027
Gabelli RBI Fund | Gabelli RBI Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	1.40%	[5]
Expenses (as a percentage of Assets)	2.40%
Fee Waiver or Reimbursement	(1.50%)	[6]
Net Expenses (as a percentage of Assets)	0.90%

[1]	Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, distribution expenses, and extraordinary expenses) at no more than an annual rate of 0.90%. Under this same arrangement, the Fund has also agreed, during the three year period following the date of any such waiver or reimbursement by the Adviser, to repay such amount to the Adviser, but only to the extent the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. This arrangement is in effect through at least January 28, 2027, and may be terminated only by the Board of Trustees of the Fund before such time.
[2]	Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion its investment advisory fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, distribution expenses, and extraordinary expenses) at no more than an annual rate of 0.90%. Under this same arrangement, the Fund has also agreed, during the three year period following the date of any such waiver or reimbursement by the Adviser, to repay such amount to the Adviser, but only to the extent the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. This arrangement is in effect through at least January 28, 2027, and may be terminated only by the Board of Trustees of the Fund before such time.
[3]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[4]	Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90%. Under this same arrangement, the Fund has also agreed, during the three year period following the date of any such waiver or reimbursement by the Adviser, to repay such amount to the Adviser, but only to the extent the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. This arrangement is in effect through at least January 28, 2027, and may be terminated only by the Board of Trustees of the Fund before such time.
[5]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[6]	Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive all or a portion of its investment advisory fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.90%. Under this same arrangement, the Fund has also agreed, during the three year period following the date of any such waiver or reimbursement by the Adviser, to repay such amount to the Adviser, but only to the extent the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment after giving effect to the repayment. This arrangement is in effect through at least January 28, 2027, and may be terminated only by the Board of Trustees of the Fund before such time.